FINANCIAL INSTRUMENTS - RISK MANAGEMENT	6 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

15.   FINANCIAL INSTRUMENTS – RISK MANAGEMENT

The following tables show additional information required under IFRS 7 for financial assets and liabilities recorded as of December 31, 2022 and June 30, 2022.

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2022	06/30/2022	12/31/2022	06/30/2022
Cash and cash equivalents	68,550,022	32,912,886	—	562,380
Other financial assets	1,279,411	884,964	18,707,695	5,136,010
Trade receivables	178,231,597	111,952,722	—	—
Other receivables (*)	11,104,003	7,642,707	—	—
Total	259,165,033	153,393,279	18,707,695	5,698,390

(*) Advances expenses and tax balances are not included.

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2022	06/30/2022	12/31/2022	06/30/2022
Trade and other payables	163,585,203	125,849,620	—	—
Borrowings	184,571,742	145,478,637	—	—
Secured notes	72,558,213	12,559,071	—	—
Lease liability	13,888,601	11,751,284	—	—
Consideration for acquisition of assets	10,410,644	12,902,790	—	—
Total	445,014,403	308,541,402	—	—

Financial instruments measured at fair value

Measurement at fair value at 12/31/2022	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	11,160,527	—	—
Mutual funds	6,438,416	—	—
Other investments	1,108,752	—	—

Measurement at fair value at 06/30/2022	Level 1	Level 2	Level 3

Financial assets at fair value
Money market funds	562,380	—	—
Mutual funds	2,913,519	—	—
Other investments	1,490,086	732,405	—

Estimation of fair value

The fair value of mutual funds and other investments is calculated using the market approach, which use quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities and other investments, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information, and thus rely as little as possible on specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in Level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer.

There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 7.11).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters into transactions denominated in a currency other than its functional currency.

The table below sets forth our net exposure to currency risk as of December 31, 2022.

Net foreign currency position	12/31/2022
Amount expressed in US$	(2,345,363)

The main Argentinian subsidiaries of the Group have changed their functional currency from Argentine Pesos to US Dollar (See note 2).

Considering only this net currency exposure as of December 31, 2022 if an US Dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income as a result of foreign exchange gains or losses. We estimate that a devaluation or an appreciation of the US Dollar other currencies of 10% during the period ended December 31, 2022 would have resulted in a net pre-tax loss or gain of approximately $0.2 million.